Average Annual Total Returns - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2024
Fidelity Advisor Stock Selector All Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	19.32%
Past 5 years	14.04%
Past 10 years	10.22%
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.82%
Past 5 years	13.30%
Past 10 years	9.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.78%
Past 5 years	11.15%
Past 10 years	8.03%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	24.65%
Past 5 years	14.50%
Past 10 years	10.18%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.89%
Past 5 years	14.30%
Past 10 years	10.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.94%
Past 5 years	15.69%
Past 10 years	11.16%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	27.10%
Past 5 years	15.85%
Past 10 years	11.32%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Past 10 years	11.40%